Equity Instruments (Tables)	12 Months Ended
Jun. 30, 2015
Summary of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended June 30 2015 and 2014:

	Years Ended June 30,
	2015	2014
Research and development expenses
Stock options
Luoxis	$427,000	$206,000
Vyrix	92,000	38,000
General and administrative expenses
Stock options
Luoxis	316,000	152,000
Vyrix	183,000	104,000

	$1,018,000	$500,000

Unrecognized expense at June 30, 2015
Luoxis	$—
Vyrix	$—
Weighted average remaining years to vest
Luoxis	—
Vyrix	—

Warrants Issued in Conjunction with its Senior Convertible Debentures

Aytu issued warrants in conjunction with its 2013 private placement. A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding June 30, 2013	102,613	$4.53	4.41
Outstanding June 30, 2014	102,613	$4.53	3.92
Outstanding June 30, 2015	102,613	$4.53	2.92

Luoxis Diagnostics [Member]
Stock Options Valuation Assumption

The assumptions are as follows:

	Years Ended June 30,
	2015	2014

Expected volatility	79% - 108%	79% - 82%
Risk free interest rate	1.62% - 2.09%	0.75% - 1.53%
Expected term (years)	5.5 - 7.0	5.0 - 6.5
Dividend yield	0%	0%

Stock Option Activity

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2013	396,994	$4.53	9.96	$1,272,000

Granted	33,083	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2014	430,077	$4.53	9.01	$1,374,000
Granted	195,189	$7.25
Exercised	—	$—
Forfeited/Cancelled	(625,266)	$5.40

Outstanding June 30, 2015	—	$—

Exercisable at June 30, 2015	—	$—

Available for grant at June 30, 2015	—

Vyrix Pharmaceuticals [Member]
Stock Options Valuation Assumption	The assumptions are as follows:

Year Ended June 30,
2014

Expected volatility	63% - 76%
Risk free interest rate	0.90% - 2.02%
Expected term (years)	5.0 - 6.5
Dividend yield	0%

Stock Option Activity

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2013	—	$—	—	$—

Granted	117,053	$5.68
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2014	117,053	$5.68	9.54	$417,000
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	(117,053)	$5.68

Outstanding June 30, 2015	—	$—

Exercisable at June 30, 2015	—	$—

Available for grant at June 30, 2015	—